Inventories - Summary of Inventories (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Spare parts	$ 216,475,015	$ 178,154,305
Allowance for obsolete inventories	(1,753,062)	(2,133,062)
Total	214,721,953	176,021,243
Finished products	163,360,814	141,811,446
Products in progress	536,131,353	611,224,018
Raw materials, materials and spare parts	869,931,673	743,930,982
Inventory in transit	514,276	14,824,828
Fuels	263,852,968	205,297,721
Total	$ 1,833,791,084	$ 1,717,088,995